License and supply arrangements (Details Narrative)					3 Months Ended		9 Months Ended
	Aug. 27, 2022 USD ($)	Aug. 27, 2022 EUR (€)	Aug. 26, 2022 USD ($)	Aug. 26, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Aug. 27, 2022 EUR (€)
IfrsStatementLineItems [Line Items]
Licenses fees					$ 605,000	$ 293,000	$ 831,000	$ 1,309,000
Top of range [member]
IfrsStatementLineItems [Line Items]
Proceeds from amendment funds			$ 9,200,000	€ 9,800,000
Novo Nordisk Health Care AG [member]
IfrsStatementLineItems [Line Items]
Licenses fees	$ 2,872,000	€ 2,814,000	1,615,000	1,880,000
Revenue from development services	5,065	€ 4,962	3,865	4,448
Transaction costs	$ 7,937,000								€ 7,776
Novo Nordisk Health Care AG [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Proceeds from amendment funds			$ 8,600,000	€ 9,000,000